3. STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of stock options
Outstanding beginning balance, Shares	6,862,167	5,738,167
Granted, Shares	96,500	2,143,000
Exercised, Shares	(326,461)	(980,000)
Expired/Forfeited, Shares	(169,000)	(39,000)
Outstanding ending balance, Shares	6,463,206	6,862,167
Vested and exercisable ending balance	4,373,807	4,800,354
Options available for grant at year-end	6,792,013	1,393,052
Aggregate intrinsic value – options exercised	$ 93,088	$ 72,990
Aggregate intrinsic value – options outstanding	1,332,965	5,624,479
Aggregate intrinsic value – options vested and Exercisable	$ 1,208,831	$ 5,055,690
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.70	$ 0.41
Granted, Weighted average exercise price	$ 0.79	$ 1.20
Exercised, Weighted average exercise price	$ 0.28	$ 0.07
Expired, Weighted average exercise price	$ 2.60	$ 1.52
Outstanding ending balance, Weighted average exercise price	$ 0.67	$ 0.70
Vested and exercisable ending balance	$ 0.50	$ 0.47